Impairment of Goodwill - Schedule of Carrying Value of Goodwill (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 15,157	¥ 15,157
PayPay Card CGU
Disclosure of information for cash-generating units [line items]
Goodwill	9,176	9,176
Other CGUs or CGU groups
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 5,981	¥ 5,981